Financial assets and financial liabilities - Financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	R$ (268,314)	R$ (211,986)	R$ (113,934)	R$ (102,128)
At amortized cost
Disclosure of financial assets [line items]
Financial assets	537,959	329,571
Current	468,832	282,559
Non-current	69,127	47,012
At amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	12,971	35,130
At amortized cost | Short-term investments
Disclosure of financial assets [line items]
Financial assets	220,301	23,301
At amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	R$ 304,687	R$ 271,140